Long-term Debt - Schedule of Future Minimum Repayments of Revolving Credit Facilities and Term Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term debt	$ 3,487,541	$ 2,450,633
Term Loans [Member]
Debt Instrument [Line Items]
2019	207,194
2020	265,270
2021	412,091
2022	277,719
2023	517,640
Thereafter	478,829
Long-term debt	2,158,743
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
2019	197,320
2020	53,281
2021	56,416
2022	422,941
2023	58,240
Long-term debt	$ 788,198